Merchandise Inventories, Net (Tables)	12 Months Ended
Mar. 31, 2023
Merchandise Inventories, Net [Abstract]
Schedule of merchandise inventories
	March 31, 2023	March 31, 2022
Beauty products	$3,866,209	$28,452,718
Health products	714,601	1,054,436
Other products	2,606,990	1,843,848
Merchandise inventories, net	$7,187,800	$31,351,002